Property, Plant and Equipment Mining Assets Under Construction (Details) R in Millions	12 Months Ended
Jun. 30, 2020 ZAR (R)
Wafi-Golpu Joint Operation
Disclosure of detailed information about property, plant and equipment [line items]
Exploration Expenditure Expensed	R 123